Schedule of Summary Consolidated Financial Information (unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended														12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated
Interest income	$ 59,186		$ 72,947	[1]	$ 77,956	[1]	$ 72,862	[1]	$ 72,297		$ 72,393	[1]	$ 72,203	[1]	$ 282,951		$ 300,272	$ 74,143	[2]	$ 291,036
Interest expense	21,886		28,411	[1]	29,462	[1]	30,165	[1]	31,533		32,587	[1]	38,165	[1]	109,924		172,219	35,750	[2]	138,035
Net interest income	37,300		44,536	[1]	48,494	[1]	42,697	[1]	40,764		39,806	[1]	34,038	[1]	173,027		128,053	38,393	[2]	153,001
[ImpairmentNetOfTheReversalOfPriorValuationAllowancesOnLoans]	(12,097)		5,014	[1]	8,499	[1]	(7,080)	[1]	25,300		21,650	[1]	(36,773)	[1]	(5,664)		(240,858)	(9,067)	[2]	1,110
Total other revenues	10,980		8,071	[1]	515	[1]	509	[1]	488		469	[1]	477	[1]	20,075		1,708	465	[2]	1,899
[NonoperatingGainsLosses]	4,632	[3]	234,008	[1],[3]	(4,882)	[1],[3]	28,536	[1],[3]	12,263	[3]	18,802	[1],[3]	45,469	[1],[3]	262,294	[3]	282,287	103,961	[2],[3]	180,495 [3]
Property operating expenses	7,443		5,043	[1]	232	[1]	225	[1]	306		322	[1]	249	[1]	12,943		1,283	233	[2]	1,110
Depreciation and amortization	4,586		2,385	[1]	2	[1]	2	[1]	1		3	[1]	4	[1]	6,975		79	4	[2]	12
Other operating expenses	14,462		11,926	[1]	11,575	[1]	8,237	[1]	7,766		7,181	[1]	6,851	[1]	46,200		29,539	7,407	[2]	29,205
Income (loss) from continuing operations	38,518		262,247	[1]	23,819	[1]	70,358	[1]	20,142		29,921	[1]	109,653	[1]	394,942		622,005	144,242	[2]	303,958
Income (loss) from discontinued operations	18,461		10,974	[1]	6,620	[1]	3,113	[1]	554		22	[1]	20	[1]	39,168		(343)	(35)	[2]	561
Preferred dividends	(1,395)		(1,395)	[1]	(1,395)	[1]	(1,395)	[1]	(1,395)		(1,395)	[1]	(1,395)	[1]	(5,580)		(7,453)	(1,395)	[2]	(5,580)
Income (Loss) Applicable to Common Stockholders	$ 55,584		$ 271,826	[1]	$ 29,044	[1]	$ 72,076	[1]	$ 19,301		$ 28,548	[1]	$ 108,278	[1]	$ 428,530		$ 657,252	$ 142,812	[2]	$ 298,939
Basic	$ 0.32		$ 1.65	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18		$ 0.35	[1]	$ 1.73	[1]	$ 2.97		$ 10.96	$ 1.80	[2]	$ 3.65
Diluted	$ 0.32		$ 1.63	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18		$ 0.35	[1]	$ 1.73	[1]	$ 2.94		$ 10.96	$ 1.80	[2]	$ 3.65
Income (loss) from discontinued operations per share of common stock
Basic	$ 0.11		$ 0.07	[1]	$ 0.05	[1]	$ 0.03	[1]	$ 0.01			[1]		[1]	$ 0.27		$ (0.01)		[2]	$ 0.01
Diluted	$ 0.11		$ 0.07	[1]	$ 0.05	[1]	$ 0.03	[1]	$ 0.01			[1]		[1]	$ 0.27		$ (0.01)		[2]	$ 0.01
Weighted Average Number of Shares of Common Stock Outstanding
Basic	172,519,000		164,238,000	[1]	134,115,000	[1]	105,181,000	[1]	105,175,000		80,425,000	[1]	62,602,000	[1]	144,146,370		59,948,827	79,282,000	[2]	81,983,973
Diluted	175,413,000		166,429,000	[1]	135,173,000	[1]	105,670,000	[1]	105,175,000		80,442,000	[1]	62,611,000	[1]	145,766,413		59,948,827	79,282,000	[2]	81,990,297

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.
[3]	(B) Including equity in earnings of unconsolidated subsidiaries.